Annual Fund Operating Expenses	Apr. 30, 2026
Ave Maria Growth Fund | Ave Maria Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%
Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%
Ave Maria Undiscovered Fund | Ave Maria Undiscovered Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	1.19%	[1]
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	0.69%	[2]
Net Expenses (as a percentage of Assets)	1.25%
Ave Maria Value Fund | Ave Maria Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.92%	[3]
Ave Maria World Equity Fund | Ave Maria World Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.01%
Ave Maria Growth Focused Fund | Ave Maria Growth Focused Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.07%
Ave Maria Value Focused Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Ave Maria Value Focused Fund | Ave Maria Value Focused Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.13%	[4]
Fee Waiver or Reimbursement	0.08%	[5]
Ave Maria Bond Fund | Ave Maria Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.40%	[6]

[1]	Based on estimated amounts for the current fiscal year.
[2]	Schwartz Investment Counsel, Inc. (the “Adviser”) has contractually agreed to reduce Management Fees and reimburse Other Expenses so that “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any management fee waivers and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the date such fees and expenses were waived or reimbursed, provided the repayment to the Adviser does not cause “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the contractual expense limitation at the time such amount was waived or repaid. This expense limitation is in effect until May 1, 2029 and may be terminated by the Fund or the Adviser upon not less than 60 days’ prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically in the event of an assignment.
[3]	Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which does not reflect “Acquired Fund Fees and Expenses.”
[4]	Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which does not reflect “Acquired Fund Fees and Expenses.”
[5]	Schwartz Investment Counsel, Inc. (the “Adviser”) has contractually agreed to reduce Management Fees and reimburse Other Expenses so that “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any management fee waivers and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the date such fees and expenses were waived or reimbursed, provided the repayment to the Adviser does not cause “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the contractual expense limitation at the time such amount was waived or repaid. This expense limitation is in effect until May 1, 2027 and may be terminated by the Fund or the Adviser upon not less than 60 days’ prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically in the event of an assignment.
[6]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”